American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2024

Small Cap Growth Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.6%
AAR Corp.(1)	510,740	32,993,804
CAE, Inc.(1)	1,825,965	33,222,207
Hexcel Corp.	609,837	40,377,308
		106,593,319
Air Freight and Logistics — 1.4%
Cargojet, Inc.(2)	43,042	4,066,178
GXO Logistics, Inc.(1)	981,131	54,923,713
		58,989,891
Automobiles — 0.4%
Winnebago Industries, Inc.	257,311	16,087,084
Banks — 1.1%
Bancorp, Inc.(1)	315,744	16,368,169
Triumph Financial, Inc.(1)	323,735	29,372,476
		45,740,645
Beverages — 0.4%
MGP Ingredients, Inc.	214,970	17,530,803
Biotechnology — 11.8%
ADMA Biologics, Inc.(1)	2,772,955	34,051,887
Alkermes PLC(1)	805,767	22,013,555
Arcutis Biotherapeutics, Inc.(1)	1,072,979	10,804,899
Biohaven Ltd.(1)	447,967	17,618,542
Blueprint Medicines Corp.(1)	309,205	33,486,902
Bridgebio Pharma, Inc.(1)	802,019	20,812,393
Celldex Therapeutics, Inc.(1)	363,813	13,864,913
Centessa Pharmaceuticals PLC, ADR(1)	810,180	8,531,195
Crinetics Pharmaceuticals, Inc.(1)	339,372	18,027,441
Cytokinetics, Inc.(1)	281,121	16,588,950
Halozyme Therapeutics, Inc.(1)	628,293	34,719,471
Insmed, Inc.(1)	644,015	46,852,091
Keros Therapeutics, Inc.(1)	260,759	13,079,672
Madrigal Pharmaceuticals, Inc.(1)(2)	97,158	27,656,996
Mineralys Therapeutics, Inc.(1)	622,059	7,707,311
Natera, Inc.(1)	526,997	53,959,223
REVOLUTION Medicines, Inc.(1)	488,330	22,287,381
Twist Bioscience Corp.(1)	314,643	17,560,226
Vaxcyte, Inc.(1)	443,082	34,954,739
Vera Therapeutics, Inc.(1)	338,858	12,398,814
Viking Therapeutics, Inc.(1)	234,663	13,375,791
		480,352,392
Broadline Retail — 1.2%
Ollie's Bargain Outlet Holdings, Inc.(1)	492,904	48,127,147
Building Products — 4.9%
AZEK Co., Inc.(1)	1,339,811	60,144,116
Fortune Brands Innovations, Inc.	610,058	49,298,787
Hayward Holdings, Inc.(1)	3,415,261	50,511,710
JELD-WEN Holding, Inc.(1)	2,283,580	38,112,950
		198,067,563
Capital Markets — 2.4%
Donnelley Financial Solutions, Inc.(1)	744,055	50,208,831

Hamilton Lane, Inc., Class A	317,139	45,785,358
		95,994,189
Chemicals — 0.8%
Aspen Aerogels, Inc.(1)	613,473	12,520,984
Element Solutions, Inc.	736,998	19,862,096
		32,383,080
Commercial Services and Supplies — 3.8%
Casella Waste Systems, Inc., Class A(1)	463,754	48,026,364
Clean Harbors, Inc.(1)	200,407	47,843,163
Stericycle, Inc.(1)	521,039	30,506,833
UniFirst Corp.	148,925	28,971,870
		155,348,230
Construction and Engineering — 0.9%
Construction Partners, Inc., Class A(1)	576,508	37,271,242
Construction Materials — 1.0%
Summit Materials, Inc., Class A(1)	981,755	41,017,724
Consumer Finance — 0.9%
FirstCash Holdings, Inc.	346,525	38,672,190
Consumer Staples Distribution & Retail — 1.3%
Grocery Outlet Holding Corp.(1)	790,675	15,465,603
PriceSmart, Inc.	426,458	38,948,409
		54,414,012
Containers and Packaging — 1.4%
AptarGroup, Inc.	132,807	19,519,973
Graphic Packaging Holding Co.	1,307,857	39,366,496
		58,886,469
Diversified Consumer Services — 2.1%
Duolingo, Inc.(1)	101,787	17,501,257
European Wax Center, Inc., Class A(1)(2)	1,839,488	17,272,792
Stride, Inc.(1)	669,324	50,855,238
		85,629,287
Electronic Equipment, Instruments and Components — 2.2%
Cognex Corp.	403,133	20,003,460
Littelfuse, Inc.	162,574	43,425,141
Mirion Technologies, Inc., Class A(1)	2,606,408	27,471,540
		90,900,141
Energy Equipment and Services — 2.7%
Expro Group Holdings NV(1)	3,462,606	80,401,711
Transocean Ltd.(1)	5,315,750	30,778,193
		111,179,904
Financial Services — 1.5%
AvidXchange Holdings, Inc.(1)	3,864,199	34,545,939
Shift4 Payments, Inc., Class A(1)(2)	382,750	26,329,373
		60,875,312
Ground Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc.	797,427	43,403,952
Schneider National, Inc., Class B	1,113,539	29,965,334
		73,369,286
Health Care Equipment and Supplies — 4.1%
Alphatec Holdings, Inc.(1)	2,887,305	29,161,781
Inari Medical, Inc.(1)	847,196	39,445,446
Integer Holdings Corp.(1)	304,700	36,186,172
Lantheus Holdings, Inc.(1)	349,263	36,613,240
SI-BONE, Inc.(1)	1,738,057	26,418,466
		167,825,105

Health Care Providers and Services — 5.9%
Acadia Healthcare Co., Inc.(1)	357,700	23,196,845
AMN Healthcare Services, Inc.(1)	289,053	19,545,764
Encompass Health Corp.	386,230	35,896,216
HealthEquity, Inc.(1)	456,801	35,849,742
NeoGenomics, Inc.(1)	2,300,686	40,791,163
Option Care Health, Inc.(1)	970,949	28,827,476
R1 RCM, Inc.(1)	2,750,477	35,426,144
RadNet, Inc.(1)	360,982	21,568,674
		241,102,024
Health Care Technology — 1.6%
Evolent Health, Inc., Class A(1)	925,009	21,571,210
GoodRx Holdings, Inc., Class A(1)	2,487,364	22,510,644
Waystar Holding Corp.(1)	836,251	19,233,773
		63,315,627
Hotel & Resort REITs — 0.7%
Ryman Hospitality Properties, Inc.	282,342	28,378,194
Hotels, Restaurants and Leisure — 1.1%
Planet Fitness, Inc., Class A(1)	345,423	25,457,675
Wingstop, Inc.	54,668	20,439,272
		45,896,947
Household Durables — 1.2%
Sonos, Inc.(1)	2,076,835	28,037,273
TopBuild Corp.(1)	47,719	22,835,450
		50,872,723
Independent Power and Renewable Electricity Producers — 0.8%
Talen Energy Corp.(1)	263,510	32,846,521
Industrial REITs — 0.5%
Terreno Realty Corp.	272,730	18,657,459
Insurance — 3.0%
Goosehead Insurance, Inc., Class A(1)	327,273	29,549,479
Kinsale Capital Group, Inc.	97,871	44,733,898
Palomar Holdings, Inc.(1)	209,709	19,295,325
Skyward Specialty Insurance Group, Inc.(1)	689,522	27,284,386
		120,863,088
Interactive Media and Services — 0.8%
QuinStreet, Inc.(1)	1,778,414	33,256,342
IT Services — 0.5%
Globant SA(1)	110,767	21,567,443
Leisure Products — 0.3%
Brunswick Corp.	171,566	13,974,051
Machinery — 1.3%
RBC Bearings, Inc.(1)	176,855	51,436,508
Metals and Mining — 1.6%
ATI, Inc.(1)	306,809	20,774,037
Carpenter Technology Corp.	297,802	43,440,378
		64,214,415
Oil, Gas and Consumable Fuels — 1.5%
Kosmos Energy Ltd.(1)	11,004,444	60,854,575
Paper and Forest Products — 1.0%
Louisiana-Pacific Corp.	219,523	21,548,378
Stella-Jones, Inc.(2)	302,065	20,322,904
		41,871,282
Personal Care Products — 1.8%
BellRing Brands, Inc.(1)	396,399	20,327,341

elf Beauty, Inc.(1)	111,620	19,263,380
Inter Parfums, Inc.	225,845	31,771,874
		71,362,595
Pharmaceuticals — 1.5%
Edgewise Therapeutics, Inc.(1)	683,630	11,642,219
Intra-Cellular Therapies, Inc.(1)	210,817	16,595,514
Longboard Pharmaceuticals, Inc.(1)	432,778	14,385,541
Verona Pharma PLC, ADR(1)(2)	767,536	17,392,366
		60,015,640
Professional Services — 0.7%
FTI Consulting, Inc.(1)	125,927	27,448,308
Real Estate Management and Development — 1.7%
Colliers International Group, Inc.(2)	119,124	16,042,429
FirstService Corp. (Toronto)	253,818	44,255,682
Redfin Corp.(1)(2)	1,303,696	10,612,085
		70,910,196
Semiconductors and Semiconductor Equipment — 6.0%
Credo Technology Group Holding Ltd.(1)	1,184,135	32,859,746
FormFactor, Inc.(1)	358,590	19,206,080
Impinj, Inc.(1)	188,387	30,008,165
MACOM Technology Solutions Holdings, Inc.(1)	374,069	37,751,044
MKS Instruments, Inc.	148,704	18,721,834
Onto Innovation, Inc.(1)	176,856	33,832,553
Rambus, Inc.(1)	738,895	38,008,759
Silicon Laboratories, Inc.(1)	275,534	33,099,899
		243,488,080
Software — 8.4%
Agilysys, Inc.(1)	162,990	18,269,549
CyberArk Software Ltd.(1)	116,596	29,892,882
Five9, Inc.(1)	446,160	19,876,428
Guidewire Software, Inc.(1)	349,035	52,379,682
JFrog Ltd.(1)	682,555	26,319,321
Klaviyo, Inc., Class A(1)(2)	411,234	10,774,331
Manhattan Associates, Inc.(1)	126,729	32,364,052
nCino, Inc.(1)	801,268	26,249,540
Q2 Holdings, Inc.(1)	761,842	51,401,480
SPS Commerce, Inc.(1)	151,779	32,696,232
Tenable Holdings, Inc.(1)	944,885	43,389,119
		343,612,616
Specialty Retail — 1.8%
Arhaus, Inc.(2)	1,912,518	29,051,148
Boot Barn Holdings, Inc.(1)	329,303	43,955,365
		73,006,513
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	170,328	22,886,973
Levi Strauss & Co., Class A	665,226	12,193,593
		35,080,566
Trading Companies and Distributors — 3.9%
Applied Industrial Technologies, Inc.	251,864	54,954,206
FTAI Aviation Ltd.	133,033	14,826,528
H&E Equipment Services, Inc.	653,763	34,191,805
SiteOne Landscape Supply, Inc.(1)	369,260	54,163,057
		158,135,596
TOTAL COMMON STOCKS (Cost $3,348,318,460)		4,047,422,324

SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,933	23,933
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,866,670	2,866,670
		2,890,603
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $1,225,094), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $1,197,846)		1,197,670
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $15,562,202), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $15,259,250)		15,257,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.25%, 6/30/27 - 5/31/29, valued at $4,900,813), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $4,804,709)		4,804,000
		21,258,670
TOTAL SHORT-TERM INVESTMENTS (Cost $24,149,273)		24,149,273
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,372,467,733)		4,071,571,597
OTHER ASSETS AND LIABILITIES — 0.2%		7,295,678
TOTAL NET ASSETS — 100.0%		$4,078,867,275

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,474,667	USD	4,022,532	Bank of America N.A.	9/27/24	$(50,658)
CAD	1,845,666	USD	1,357,607	Bank of America N.A.	9/27/24	(18,575)
CAD	2,822,690	USD	2,067,208	Bank of America N.A.	9/27/24	(19,345)
CAD	2,720,624	USD	1,993,847	Bank of America N.A.	9/27/24	(20,032)
CAD	1,904,437	USD	1,391,532	Bank of America N.A.	9/27/24	(9,862)
CAD	1,360,312	USD	992,697	Bank of America N.A.	9/27/24	(5,789)
CAD	1,906,399	USD	1,388,643	Bank of America N.A.	9/27/24	(5,550)
CAD	1,361,713	USD	987,730	Bank of America N.A.	9/27/24	194
CAD	5,632,153	USD	4,081,004	Bank of America N.A.	9/27/24	5,126
CAD	660,436	USD	477,526	Bank of America N.A.	9/27/24	1,620
CAD	4,712,520	USD	3,420,124	Bank of America N.A.	9/27/24	(1,187)
USD	98,503,232	CAD	134,197,355	Bank of America N.A.	9/27/24	1,142,967
USD	2,770,746	CAD	3,788,857	Bank of America N.A.	9/27/24	21,928
USD	5,592,410	CAD	7,638,169	Bank of America N.A.	9/27/24	50,913
USD	3,444,282	CAD	4,721,938	Bank of America N.A.	9/27/24	18,513
USD	2,744,375	CAD	3,747,335	Bank of America N.A.	9/27/24	25,682
USD	1,998,379	CAD	2,755,025	Bank of America N.A.	9/27/24	(394)
USD	1,675,764	CAD	2,314,130	Bank of America N.A.	9/27/24	(3,138)
						$1,132,413

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $92,831,930. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $94,091,416, which includes securities collateral of $91,224,746.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,945,555,353	$101,866,971	—
Short-Term Investments	2,890,603	21,258,670	—
	$3,948,445,956	$123,125,641	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,266,943	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$134,530	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.